Related Party Transactions - Other Transactions (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)		3 Months Ended	8 Months Ended	12 Months Ended
	May 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions
Proceeds from note payable to related party			$ 200,000
Total expenses incurred		$ 52,500	105,000
Sponsor Loans
Related Party Transactions
Proceeds from note payable to related party		200,000	200,000
Sponsor Loans | Maximum
Related Party Transactions
Amounts of transaction	$ 200,000
Administrative Services Agreement
Related Party Transactions
Expenses per month		10,000	10,000
Total expenses incurred		30,000	60,000
Amounts due			0	$ 0
Wolfe Strategic Services Agreement
Related Party Transactions
Expenses per month		7,500	7,500
Total expenses incurred		22,500
Amounts due		45,000	0	0
Working Capital Loans
Related Party Transactions
Proceeds from note payable to related party		$ 0	$ 0	$ 0
Price of warrants (in dollars per share)		$ 1.50	$ 1.50	$ 1.50
Working Capital Loans | Maximum
Related Party Transactions
Loans convertible into warrants		$ 1,500,000	$ 1,500,000	$ 1,500,000